Unrecognized contractual commitments (telecom activities) - Investment commitments (Details) € in Millions		12 Months Ended
	Jan. 14, 2018 item	Dec. 31, 2022 EUR (€) item site	Dec. 31, 2021 item	Dec. 31, 2020 item	Dec. 31, 2016	Dec. 31, 2015 item	Dec. 31, 2011 item	Nov. 15, 2018 item
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 1,559
FRANCE
Disclosure of unrecognized contractual commitments [line items]
Housing and professional premises in AMII by 2020 (as a percent)		100.00%
Threshold connectable on demand percentage (as a percent)		8.00%
Housing and professional premises in AMII by 2022 (as a percent)		100.00%
ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Network coverage obligation in 80 municipalities		95
Not later than one year
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 858
Not later than one year | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Additional sites	500
Within 4 years | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					42.50%
Within 6 years | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					69.50%
Within 8 years | BURKINA FASO
Disclosure of unrecognized contractual commitments [line items]
Number of new localities where 4G license was granted				60
Within 10 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Number of areas for coverage commitment of mobile services	5,000
Within 10 years | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					70.00%
Frequency Band, 700 MHz | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz						700
Frequency Band, 700 MHz | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		700
Frequency Band, 700 MHz | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		700
Frequency Band, 700 MHz | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz			700
Minimum number of population required in municipalities, obligation to provide network converage			50,000
Frequency Band, 700 MHz | SLOVAKIA
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz				700
Obligation to cover population of the regional capitals by the end of 2025 (as a percent)				95.00%
Obligation to cover population outside the regional capitals				90.00%
Obligation to cover total population by the end of 2027				70.00%
Frequency Band, 700 MHz | Not later than one year | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			30.00%
Frequency Band, 700 MHz | Within 3 years | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			70.00%
Frequency Band, 700 MHz | Within 4 years | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			100.00%
Frequency Band, 700 MHz | Priority Deployment Areas [Member] | Not Later Than Five Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						40.00%
Frequency Band, 700 MHz | Priority Deployment Areas [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						92.00%
Frequency Band, 700 MHz | Priority Deployment Areas [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						97.70%
Frequency Band, 700 MHz | Areas Not Yet Covered By Broadband Network [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						100.00%
Frequency Band, 700 MHz | Areas At Level Of Priority Main Roads [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						100.00%
Frequency Band, 700 MHz | Areas At Level Of National Rail Network [Member] | Not Later Than Seven Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						60.00%
Frequency Band, 700 MHz | Areas At Level Of National Rail Network [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						80.00%
Frequency Band, 700 MHz | Areas At Level Of National Rail Network [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)						90.00%
Frequency Band, 800 MHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz							800
Frequency Band, 800 MHz [Member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps							60
Frequency Band, 800 MHz [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							98.00%
Frequency Band, 800 MHz [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							99.60%
Frequency Band, 800 MHz [Member] | Priority Deployment Areas [Member] | Not Later Than Five Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							40.00%
Frequency Band, 800 MHz [Member] | Priority Deployment Areas [Member] | Within 10 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							90.00%
Frequency Band, 800 MHz [Member] | Department [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							90.00%
Frequency Band, 800 MHz [Member] | Department [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)							95.00%
Frequency bands, 900 Mhz [member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		900
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Within 3 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	900
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz								900
Frequency bands, 1800 Mhz [member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		1,800
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	1,800							1,800
Frequency bands, 2100 Mhz [member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		2,100
Frequency bands, 2100 Mhz [member] | POLAND
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		2,100
Percentage of network services coverage commitment (as a percent)		20.00%
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	2,100							2,100
Frequency Band, 2.6 GHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz							2.6
Frequency Band, 2.6 GHz [Member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps							60
Frequency Band, 2.6 GHz [Member] | Within 4 years | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							25.00%
Frequency Band, 2.6 GHz [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)							75.00%
Frequency Band 700 Mhz and 3.5 GHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		700
Frequency expressed in GHz		3.5
Number of predefined zones with network coverage obligation		7
Number of site obligation		2
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member]
Disclosure of unrecognized contractual commitments [line items]
Outdoor download quality of service		6
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | BELGIUM
Disclosure of unrecognized contractual commitments [line items]
Coverage obligation for number of railway lines		15
Minimum speed for 98% of locations by the end of 2024		10
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | POLAND
Disclosure of unrecognized contractual commitments [line items]
Minimum speed for 20% of population		144
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | Not later than one year
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		70.00%
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | Within 2 years
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		99.50%
Frequency Band 700, 900, 1,800 and 2,100 MHz [Member] | Within 6 years
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		99.80%
Frequency bands 2 GHz and 8 GHz [member] | Not later than one year | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					11.00%
5G Frequency bands of 3.4-3.8 GHz [member]
Disclosure of unrecognized contractual commitments [line items]
Rollout of sites by the end of 2022 | site		3,000
Rollout of sites by the end of 2024 | site		8,000
Rollout of sites by the end of 2025 | site		10,500
Percentage of sites that must be located in rural areas or industrial areas outside of very densely populated areas		25.00%
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Provision for speed of at least 240 Mbps per sector of sites by the end of 2022 (as a percent)		75.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2024 (as a percent)		85.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2025 (as a percent)		90.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2030 (as a percent)		100.00%
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz		3.4
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz		3.8
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Coverage commitment, number of municipalities		80
Number of spectrum blocks		2
Indoor network coverage obligation		70.00%
Minimum speed in urban areas		85
Minimum speed in rural areas		92
Network coverage obligation as percentage of modern railway network and highways		95.00%
Network coverage obligation of international airports		85.00%
Term of network coverage obligation of international airports		2 years
Minimum speed of international airports		100
Obligation to develop number of network stations		2,000
Minimum network speed nationwide		100
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 2 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Number of stations to be built in Bucharest		200
Number of stations to be built outside Bucharest		500
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 4 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Coverage commitment, number of municipalities		60
Network coverage obligation as percentage of modern railway network and highways		85.00%
Number of stations to be built outside Bucharest		1,200
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 6 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Coverage commitment, number of municipalities		80
Network coverage obligation as percentage of modern railway network and highways		95.00%
Frequency Band 700 MHz band and one block in the 3.4-3.8 GHz | Within 8 years | ROMANIA
Disclosure of unrecognized contractual commitments [line items]
Number of stations to be built outside Bucharest		1,800
Frequency band 3500 MHz | JORDAN
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		3,500
Frequency band 3500 MHz | Within 4 years | JORDAN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		50.00%
Frequency band 3500 MHz | Within 9 years | JORDAN
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		75.00%